Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

7. RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from stockholders until such time as the Company can support its operations through revenue generation or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by stockholders. Amounts represent advances or amounts paid in satisfaction of liabilities.

The Company’s office premises were provided to it at no cost by one of its directors until April 30, 2018. This director did not take any fees for serving as director during the period ended September 30, 2018.

In October 2017, the Company signed an agreement with a company in which the Company’s Chairman is a director, officer, and 30.5% shareholder, to provide strategic management services. The agreement is for a two-year term that will automatically be renewed unless: (i) mutually agreed to by Business Instincts Group, Inc. (“BIG”) and us, or (ii) written notice of non-renewal is provided by the non-renewing party to the other at least 90 days prior to the end of the term. The agreement can be terminated by either party, without cause, at any time upon the provision of 90 days written notice to the other party. This agreement committed the Company to pay $35,000 a month and a signing bonus of $100,000 payable as follows: (i) $50,000 upon closing of up to $750,000 of equity financing and (ii) $50,000 payable on signing of the first client agreement. On June 26, 2018, the agreement was amended to pay $105,000 a month as of June 1, 2018 and pay a bonus of $280,000. $140,000 of the bonus has been paid with the remaining portion to be paid upon signing of two additional clients. As of September 30, 2018, the Company had trade and other payables owing to this related party of $50,520.

Future minimum payments per the agreement are:

2018	$315,000
2019	1,050,000
Total	$1,365,000

On December 29, 2017, the Company signed a master service agreement with Ryde, a company in which there is a common director. The agreement was amended on March 15, 2018, pursuant to which the Company changed the scope of services to provide Ryde with the services in connection with Ryde’s development of an image rights management and protection platform (the “Platform”) using blockchain technology, including (i) the business development and technical services, (ii) the business launch services and (iii) the post-business launch support services. The business services agreement with Ryde provides that the fees for the services provided in connection with the development and launch of the Platform (the business development and technical services and business launch services) were deemed earned on the date of execution of the business services agreement. The Company has waived Ryde’s requirement to pay the $250,000 fixed fee in connection with the business development and technical services as a concession. The Company has recognized the business development and technical service fee of $500,000 during the year end December 31, 2017, paid in January by Ryde upon the completion of its first round of pre-ICO fundraising. Also, as a condition for entering into the loan agreement (Note 5), Ryde entered into the amendment no. 2, dated as of July 9, 2018, to the business service agreement dated December 29, 2017 as amended as of March 15, 2018, with our company. Pursuant to the amendment no. 2, the Company and Ryde agreed that each party will be responsible for its respective expenses and agreed not to charge any out of pocket expenses to the other party unless expressly approved by the other party in advance in writing.

On October 29, 2018, Ryde entered into amendment no. 3. Under the amendment no. 3, the Company agreed to provide to Ryde the services from October 1, 2018 to December 31, 2019 (the “2018-19 Services”) consisting of corporate development and governance, business development and technical services, business awareness services, financial and administrative services, and media management services. In addition, the Company agreed to provide to Ryde the monthly services from January 1, 2020 to December 31, 2020 (the “2020 Monthly Services”) consisting of board and corporate strategy management and board and corporate governance management.

In consideration for the 2018-19 Services, Ryde agreed to pay a fixed fee of $1,100,000, which is deemed earned as of October 1, 2018, under the agreement, but is not due and payable until Ryde closes on the sale of Simple Agreements for Future Tokens (“SAFTs”), equity, or token financings, joint venture financings, or any of its affiliates, in a minimum aggregate amount of $12,000,000, including closings occurring prior to October 1, 2018. In consideration for the 2020 Monthly Services fees, Ryde agreed to pay a monthly fee of $35,000 at the beginning of each month commencing January 1, 2020. All fees and other amounts paid to the Company with respect to the Company’s services provided prior to the amendment no. 3 have been earned in connection with the prior services and will not be credited against any of the above fees or other amounts due under the amendment no. 3.

In addition, the amendment no. 3 provides for additional fees for the 2018-19 Services relating to success of Ryde’s business, including the engagement of an investment banker and certain financing milestones and additional fees and milestone fees relating to the achievements of certain net revenues and creation of a business relationship that increases the value of Ryde. The Company will not provide any services related to any financings to be conducted by Ryde. The Company will also receive 20 million tokens based upon 100 million tokens issued, which number will be increased on a pro rata basis, if at any time, Ryde issues more than 100 million tokens (the “Token Fee”). The Token Fee has been previously earned and will be issued in connection with the first release of any tokens to any party.

However, if the business services agreement is terminated before December 31, 2019, (a) the fee for the 2018-19 Services will be immediately due in full (but only if the foregoing $12,000,000 financing is closed either before or after the termination date), (b) any additional fees and milestone fees earned will be immediately paid in full (if the condition precedent/milestones are achieved), (c) the Token Fee will be immediately transferred to the Company, and (d) any future adjustment in the number of tokens issued by Ryde, to over 100,000,000, will result in the immediately issuance to our company of 20% of such additional tokens.

The amendment no. 3 provides that the business services agreement will continue until December 31, 2020 unless earlier terminated by either party, provided, however, the term of the 2020 Monthly Services will automatically renew for successive one year periods after December 31, 2020, which renewal term can be terminated by either party with 30 days advanced written notice. The amendment no. 3 also provides that the Company may terminate the business services agreement upon the provision of 30 days written notice to Ryde. Ryde may terminate the business services agreement after December 31, 2019, upon the provision of 30 days written notice to the Company. If the Company or Ryde provides such notice, the Company or Ryde, as applicable, may immediately terminate the business services agreement and the Company will be entitled to no further compensation except for any fees earned prior to the date of the termination and other fees discussed above, which are due regardless of such early termination.

The Company has agreed that Ryde will not be responsible for any out-of-pocket expenses incurred by the Company in connection with the performance of the services. In addition, the Company has agreed to pay, and otherwise be financially responsible for (including through the reimbursement of disbursements made by Ryde and its affiliates), (i) all legal costs and expenses incurred by Ryde, the Company and any of their affiliates in connection with the Ryde Offering; (ii) all business and travel expenses incurred by Ryde, the Company and any of their affiliates in connection the Ryde Offering; and (iii) all fees and expenses incurred by Ryde in connection with its conversion of cryptocurrencies into US dollars in connection with the Ryde Offering, including bank, exchange and other similar fees and expenses. Ryde will have the right to deduct any such amounts from the fees otherwise payable by it to the Company and apply such deducted amounts to the payments to the Company.

The Company’s chairman and one of its directors, Cameron Chell, is a director, officer and an indirect shareholder of Business Instincts Group Inc. which owns 10% of the common stock of Ryde and he is also a director, officer and indirect shareholder of Blockchain Merchant Group, Inc. which owns 2.5% of the common stock of Ryde and the Company owns 7.5% of the common stock of Ryde. Mr. Chell is also a director, chairman, and officer of Ryde. Mr. Elliott is a former officer of Ryde.

6. RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from stockholders until such time as the Company can support its operations through revenue generation or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by stockholders. Amounts represent advances or amounts paid in satisfaction of liabilities.

The Company’s office premises were provided to it at no cost by one of its directors. The Company’s director did not take any fees for serving as director during the year ended December 31, 2017.

In October 2017, the Company signed an agreement with a company in which the Company’s Chairman is a director, officer, and 30.5% shareholder, to provide strategic management services. The agreement is for a two-year term that will automatically be renewed unless: (i) mutually agreed to by BIG and us, or (ii) written notice of non-renewal is provided by the non-renewing party to the other at least 90 days prior to the end of the term. This agreement committed the Company to pay $35,000 a month and a signing bonus of $100,000 payable as follows: (i) $50,000 upon closing of up to $750,000 of equity financing and (ii) $50,000 payable on signing of the first client agreement. As of December 31, 2017, the Company had trade and other payables owing to this related party of $51,616.

Future minimum payments per the agreement are:

2018	$470,000
2019	350,000
Total	$820,000

On December 29, 2017, the Company signed a master service agreement with WENN Digital Inc. (“WENN”), a company in which there is a common director. The agreement was amended on March 15, 2018, pursuant to which the Company changed the scope of services to provide WENN with the services in connection with WENN’s development of an image rights management and protection platform (the “Platform”) using blockchain technology, including (i) the business development and technical services, (ii) the business launch services and (iii) the post-business launch support services.

The business services agreement with WENN provides that the fees for the services provided in connection with the development and launch of the Platform (the business development and technical services and business launch services) were deemed earned on the date of execution of the business services agreement. The Company has waived WENN’s requirement to pay the $250,000 fixed fee in connection with the business development and technical services as a concession. The Company has recognized the business development and technical services fee of $500,000 during the year ended December 31, 2017, which WENN paid in January 2018 upon the completion of its first round of pre-ICO fundraising.

The fees for the post-business launch support services (the “Monthly Services”) are $35,000 per month and they will be due at the beginning of each month in which the Monthly Services are performed. With respect to the Monthly Services, the Company has agreed to provide the Monthly Services for one year commencing on the date of the Platform Launch (as defined below), after which the business services agreement and the provision of the Monthly Services will automatically renew for a one year period and can be terminated by either our company or WENN with 30 days’ written notice. “Platform Launch” means the publicized product launch of the Platform to the general public, including the ability of the general public to use Tokens as the primary means of exchange for transactions on the Platform.

In addition, the business services agreement with WENN provides that the work fee in the amount of $4,175,000 is deemed earned on March 15, 2018 and the work fee is subject to a Renegotiation Obligation (as defined below). The business services agreement with WENN also provides that the additional fee of rights to receive an aggregate of 20,000,000 Platform tokens or coins (the “Tokens”) pursuant to a Simple Agreement for Future Tokens is also deemed earned on the date of execution of the business services agreement and the additional fee is subject to a Renegotiation Obligation. However, for financial reporting purposes, the work fee and additional fee are deemed earned on the date of the launch of the Platform. If WENN does not raise more than $40 million in connection with its offer and sale for cash of (i) one or more Simple Agreements for Future Tokens (“SAFTs”), which SAFTs will entitle the holders thereof to receive Tokens under certain circumstances, and/or, (ii) Tokens, in the event that WENN determines to offer and sell Tokens in lieu of or in addition to SAFTs in connection with its fundraising efforts (collectively, the “WENN Offering”), prior to May 31, 2018, the Company will be required to return the work fees and additional fee to WENN and WENN and our company will be required to negotiate in good faith the amount of each of such fee (such requirement to negotiate is referred to herein as the “Renegotiation Obligation”).

The Company has agreed that WENN will not be responsible for any out-of-pocket expenses incurred by our company in connection with our performance of the services. In addition, the Company has agreed to pay, and otherwise be financially responsible for (including through the reimbursement of disbursements made by WENN and its affiliates), (i) all legal costs and expenses incurred by WENN, our company and any of their affiliates in connection with the WENN Offering; (ii) all business and travel expenses incurred by WENN, our company and any of their affiliates in connection the WENN Offering; and (iii) all fees and expenses incurred by WENN in connection with its conversion of cryptocurrencies into US dollars in connection with the WENN Offering, including bank, exchange and other similar fees and expenses. WENN will have the right to deduct any such amounts from the fees otherwise payable by it to our company and apply such deducted amounts to the payments to our company.

The business services agreement will continue for a period of one year unless earlier terminated by either our company or WENN.

Either the Company or WENN may terminate the business services agreement upon the provision of 30 days’ written notice to the other party. If the Company provides such notice, WENN may immediately terminate the business services agreement and the Company will be entitled to no further compensation except for any fees earned prior to the date of the termination. If WENN provides such notice, the Company may immediately terminate the business services agreement and will be entitled to no further compensation, except for the following lump sum payments: (i) any fees earned to the effective date of termination; and (ii) a lump sum payment of $105,000.

For the purpose of determining our fees earned to the date of the termination in the event that either party terminates the business services agreement, all fees for services in connection with the development and launch of the Platform (the business development and technical services and business launch services) and the additional fee of rights to receive an aggregate of 20,000,000 Tokens are deemed earned on the date of execution of the business services agreement and the work fee is deemed earned as of March 15, 2018. However, the work fees and additional fee are subject to the Renegotiation Obligation. As such, our work fee and additional fee are not determinable or deemed collectible for the financial reporting purposes until the WENN Offering is completed or, if applicable, those fees are renegotiated pursuant to the Renegotiation Obligation.

The Company’s chairman and one of its directors, Cameron Chell, is a director, officer and an indirect shareholder of Business Instincts Group Inc. which owns 10% of the common stock of WENN and he is also a director, officer and indirect shareholder of Blockchain Merchant Group, Inc. which owns 2.5% of the common stock of WENN and the Company owns 7.5% of the common stock of WENN. Mr. Chell is also a director, chairman, and officer of WENN. Mr. Elliott is a former officer of WENN.